Consolidated Balance Sheets - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash	$ 1,361	$ 1,105	$ 293
Current assets from discontinued operations			9,926,991
Total current assets	8,546,511	3,296,135	9,932,284
Noncurrent assets:
Total assets	11,375,449	6,083,266	21,698,128
Current liabilities:
Other current liabilities	26,002	59,000	13,500
Current liabilities from discontinued operations			21,158,559
Total current liabilities	10,840,821	5,732,078	24,195,684
Noncurrent liabilities:
Deferred tax liabilities	63,942	63,942
Total liabilities	10,904,763	5,796,020	24,195,684
Commitment and Contingencies
STOCKHOLDERS’ EQUITY
Preferred stock: 40,000,000 shares authorized, no shares issued and outstanding
Common stock: 100,000,000 shares authorized, 41,109,458 shares and 41,109,458 shares issued and outstanding as of December 31, 2025 and 2024	41,110	41,110	41,110
Additional paid-in capital	2,799,035	2,799,035	2,799,035
Accumulated deficit	(2,370,445)	(2,553,885)	(5,421,529)
Accumulated other comprehensive income	986	986	83,828
Total stockholders’ (deficit) equity	470,686	287,246	(2,497,556)
Total liabilities and stockholders’ equity	11,375,449	6,083,266	21,698,128
Related Party [Member]
Current assets:
Accounts receivables – related parties	8,545,150	3,295,030
Noncurrent assets:
Long term Account receivables-Related party	2,828,938	2,787,131
Current liabilities:
Accounts payables – related parties	4,505,382	2,498,787
Other payables - related parties	6,309,437	3,174,291	3,023,625
Nonrelated Party [Member]
Current assets:
Advances to vendors			5,000
Noncurrent assets:
Noncurrent assets from discontinued operations			$ 11,765,844